Fair Value of Financial Instruments (Details) - Schedule of changes in fair value of the company’s preferred stock warrant liability - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Changes In Fair Value Of The Company SPreferred Stock Warrant Liability Abstract
Balance at beginning	$ 1,507,000	$ 487,000
Change in fair value	307,000	1,020,000	$ 192,000
Balance at ending	$ 1,814,000	$ 1,507,000	$ 487,000